BROKERAGE COMMISSION AND HANDLING CHARGE INCOME - Disaggregation - Geographic location (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 6,044,746	$ 778,190	$ 3,944,779	$ 4,007,642
Hong Kong
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	4,721,494		3,197,605	3,514,765
Others
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 1,323,252		$ 747,174	$ 492,877